Other assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Other assets
Long-term rental deposits	¥ 47,836		¥ 68,571
Contract assets	31,754		33,926
Prepayments for purchase of property and equipment	4,069
Subtotal	83,659		102,497
Less: allowance for doubtful accounts	(31,754)		(31,280)	¥ (28,819)
Total	¥ 51,905	$ 7,422	¥ 71,217